STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 113.2%
Commercial Mortgage Pass-Through Certificates - 9.4%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, (1 Month TSFR +1.26%)	6.49	4/15/2034	6,000,000	[a,b]	5,422,601
GS Mortgage Securities Corp. Trust, Ser. 2017-375H, CI. A	3.48	9/10/2037	1,500,000	[b]	1,325,020
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A , (1 Month TSFR +1.11%)	6.34	10/15/2036	2,500,000	[a,b]	2,399,364
KNDR Trust, Ser. 2021-KIND, Cl. A, (1 Month TSFR +1.06%)	6.29	8/15/2038	7,346,901	[a,b]	7,083,729
Morgan Stanley Capital I Trust, Ser. 2015-420, CI. A	3.73	10/12/2050	2,220,049	[b]	2,058,253
				18,288,967
U.S. Government Agencies Collateralized Mortgage Obligations - 24.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, (1 Month SOFR +9.67%)	0.00	1/15/2041	828,369	[a,c]	704,058
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,062,324	[c]	959,158
Federal National Mortgage Association, REMIC, Ser. 2015-9, Cl. ZA	3.50	3/25/2045	6,799,870	[c]	6,059,099
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,414,980	[c]	1,142,978
Government National Mortgage Association, Ser. 2010-101, Cl. SH (Interest Only)	1.31	8/16/2040	2,540,223		289,169
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	4,040,220		3,946,584
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	282,717		266,183
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,599		2,025,053
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	852,905		782,742
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	208,544		184,674
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,052,269		4,505,189
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,099,675		5,643,339

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 113.2% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 24.4% (continued)
Government National Mortgage Association, Ser. 2018-115, Cl. SJ (Interest Only)	0.83	8/20/2048	1,836,943	137,534
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	520,943	479,679
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	5,272,807	4,891,861
Government National Mortgage Association, Ser. 2018-138, Cl. SK (Interest Only)	0.83	10/20/2048	748,538	56,035
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	354,994	331,158
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611	4,359,023
Government National Mortgage Association, Ser. 2018-164, Cl. SW (Interest Only)	0.73	12/20/2048	5,213,468	471,425
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,754,402	1,511,535
Government National Mortgage Association, Ser. 2018-65, Cl. SL (Interest Only)	0.88	5/20/2048	1,273,382	115,170
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	750,563	664,529
Government National Mortgage Association, Ser. 2019-119, Cl. IT (Interest Only)	5.50	9/20/2049	2,519,806	509,751
Government National Mortgage Association, Ser. 2019-132, Cl. SB (Interest Only)	1.00	10/20/2049	1,293,417	74,340
Government National Mortgage Association, Ser. 2019-140, Cl. DI (Interest Only)	5.50	11/20/2049	1,113,164	229,504
Government National Mortgage Association, Ser. 2019-23, Cl. SB (Interest Only)	0.68	2/20/2049	1,249,200	98,386
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	436,568	412,346
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	246,279	230,897
Government National Mortgage Association, Ser. 2019-5, Cl. SM (Interest Only)	0.73	1/20/2049	2,087,849	179,174
Government National Mortgage Association, Ser. 2019-57, Cl. NS (Interest Only)	0.00	5/20/2049	3,182,904	35,341
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	758,706	679,791

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 113.2% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 24.4% (continued)
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		803,770
Government National Mortgage Association, Ser. 2019-70, Cl. AS (Interest Only)	0.78	6/20/2049	766,955		50,513
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,356,262		2,166,596
Government National Mortgage Association, Ser. 2020-141, Cl. AI (Interest Only)	2.50	9/20/2050	2,605,784		354,317
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	766,775		672,867
Government National Mortgage Association, Ser. 2020-162, Cl. DI (Interest Only)	2.50	10/20/2050	2,873,794		368,501
Government National Mortgage Association, Ser. 2020-164, Cl. KI (Interest Only)	2.50	11/20/2050	3,698,295		503,078
Government National Mortgage Association, Ser. 2020-4, CI. BS (Interest Only)	0.05	1/20/2050	2,672,836		102,018
Government National Mortgage Association, Ser. 2020-63, Cl. AI (Interest Only)	4.00	5/20/2035	1,591,573		184,174
				47,181,539
U.S. Government Agencies Collateralized Municipal-Backed Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	5.16	10/25/2047	494,226	[c]	491,915
U.S. Government Agencies Mortgage-Backed - 79.1%
Federal Home Loan Mortgage Corp.:
6.50%, 4/1/2053			2,936,554	[c]	2,957,589
Federal National Mortgage Association:
2.50%, 10/1/2051			1,622,754	[c]	1,337,634
3.00%, 12/1/2051-2/1/2052			22,103,936	[c]	19,444,174
5.00%, 6/1/2052			7,596,812	[c]	7,428,810
6.50%, 5/1/2053			1,847,069	[c]	1,858,139
7.00%			16,000,000	[c,d]	16,498,125
7.00%, 2/1/2053			1,560,975	[c]	1,588,678
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044			1,771,535		1,661,594
4.00%, 10/15/2039-6/15/2045			3,875,450		3,696,241
4.50%, 4/15/2039-10/15/2041			3,002,934		2,952,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 113.2% (continued)
U.S. Government Agencies Mortgage-Backed - 79.1% (continued)
Government National Mortgage Association II:
2.00%, 3/20/2052			9,408,402	7,876,145
2.50%, 12/20/2050-7/20/2052			43,677,973	36,903,688
3.00%, 8/20/2046-9/20/2052			11,748,814	10,502,533
3.50%, 9/20/2042-3/20/2050			20,720,270	19,389,583
4.00%, 10/20/2047-11/20/2052			5,957,070	5,707,087
4.50%, 10/20/2049			893,223	871,466
5.00%, 5/20/2050			503,420	501,445
6.00%			12,000,000	[d] 12,057,656
				153,232,889
Total Bonds and Notes (cost $247,402,610)			219,195,310
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,560,839)	5.38		2,560,839	[e] 2,560,839
Total Investments (cost $249,963,449)			114.5%	221,756,149
Liabilities, Less Cash and Receivables			(14.5%)	(28,080,524)
Net Assets			100.0%	193,675,625

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $18,288,967 or 9.44% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	18,288,967	-	18,288,967
Investment Companies	2,560,839	-	-	2,560,839
U.S. Government Agencies Collateralized Mortgage Obligations	-	47,181,539	-	47,181,539
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	491,915	-	491,915
U.S. Government Agencies Mortgage-Backed	-	153,232,889	-	153,232,889

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2023, accumulated net unrealized depreciation on investments was $28,207,300, consisting of $323,886 gross unrealized appreciation and $28,531,186 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.